File No. 333-10897  CIK #897008


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 1


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



      Van Kampen American Capital Equity Opportunity Trust, Series 42
                          (Exact Name of Trust)


             Van Kampen American Capital Distributors, Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc.  Chapman and Cutler
Attention:  Don G. Powell                       Attention: Mark J. Kneedy
One Parkview Plaza                              111 West Monroe Street
Oakbrook Terrace, Illinois 60181                Chicago, Illinois 60603
            (Name and complete address of agents for service)


    ( X ) Check  if it is proposed that this filing will become effective on November 20, 1997 pursuant to paragraph (b) of Rule 485. MICHIGAN SELECT TRUST, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 42

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

The Michigan Select Trust, Series 1 (the "Trust" ) is a unit investment trust in the Van Kampen American Capital Equity Opportunity Trust, Series 42. The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio primarily consisting of actively traded equity securities issued by companies based or headquartered in Michigan. Unless terminated earlier, the Trust will terminate on April 23, 2001 ("Mandatory Termination Date" ) and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, plus the applicable sales charge as described herein divided by the number of Units outstanding. See "Summary of Essential Financial
Information" in this Part One.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is November 21, 1997

First Of Michigan

MICHIGAN SELECT TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 42
Summary of Essential Financial Information
As of August 29, 1997

Managing Underwriter
     and Supervisor:  First of Michigan Corporation
            Sponsor:  Van Kampen American Capital Distributors, Inc.
          Evaluator:  American Portfolio Evaluation Services
                      (A division of an affiliate of the Sponsor)
            Trustee:  The Bank of New York

                                                                                Michigan
                                                                                  Select
                                                                                   Trust
                                                                           -------------
General Information
Number of Units...........................................................       542,753
Fractional Undivided Interest in Trust per Unit...........................     1/542,753
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>.......................... $   6,042,622
 Aggregate Value Securities per Unit (including accumulated dividends).... $       11.81
 Maximum Sales Charge <F2><F3> ........................................... $         .53
 Less Deferred Sales Charge............................................... $       (.03)
 Public Offering Price per Unit <F2><F3>.................................. $       12.31
Redemption Price per Unit<F4>............................................. $       11.78
Secondary Market Repurchase Price per Unit<F4>............................ $       11.78
Excess of Public Offering Price per Unit over Redemption Price per Unit... $         .53

Supervisor's Annual Supervisory Fee...Maximum of $.0025 per Unit
Evaluator's Annual Fee................Maximum of $.0025 per Unit
Evaluation Time.......................Close of the New York Stock Exchange
Date of Deposit.......................September 24, 1996
Mandatory Termination Date............April 23, 2001
                                      The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Minimum Termination Value.............Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Annual Dividends per Unit... $.17268

Trustee's Annual Fee............................$.008 per Unit
Estimated Annual Organizational Expenses <F5>...$.00781 per Unit
Income Distribution Record Date.................TENTH day of June and December.
Income Distribution Date........................TWENTY-FIFTH day of June and December.
Capital Account Record Date.....................TENTH day of December.
Capital Account Distribution Date...............TWENTY-FIFTH day of December.

<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof.

<F2>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>The Maximum Sales Charge consists of an initial sales charge and a deferred sales charge. The initial sales charge is applicable to all Units and represents an amount equal to the difference between the Maximum Sales Charge of 4.5% of the Public Offering Price and the amount of the maximum deferred sales charge of $0.20 per Unit. Subsequent to the Initial Date of Deposit, the amount of the initial sales charge will vary with changes in the aggregate value of the Securities in the Trust. In addition to the initial sales charge, Unitholders will pay a deferred sales charge of $0.0333 per Unit per month which will begin accruing on a daily basis on March 24, 1997 and will continue to accrue through September 23, 1997. The monthly deferred sales charge will be charged to the Trust, in arrears, commencing April 24, 1997 and will be charged on the 24th day of each month thereafter through September 24, 1997. Units purchased subsequent to the initial deferred sales charge payment will be subject only to the portion of the deferred sales charge payments not yet collected. These deferred sales charge payments will be paid from funds in the Capital Account, if sufficient, or from the periodic sale of Securities. The total maximum sales charge will be 4.5% of the Public Offering Price (4.712% of the aggregate value of the Securities in the Trust less the deferred sales charge). Effective on each Septermber 24, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%. See "Public Offering- Offering Price" in Part Two.

<F4>The Redemption Price per Unit and the Secondary Market Repurchase Price per
Unit are reduced by the unpaid portion of the deferred sales charge.

<F5>The Trust (and therefore Unitholders) will bear all or a portion of organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising material and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over the life of the Trust. "See Expenses of the Trust" in Part Two and "Statement of
Condition" . Historically, the sponsors of the unit investment trusts have paid all the costs of establishing such trusts.

PORTFOLIO

The Michigan Select Trust, Series 1 consists of 29 different issues of Equity Securities, which are primarily actively traded equities issued by companies based or headquartered in Michigan. All of the Equity Securities are listed on a national securities exchange, or are traded in the over-the-counter market as of the Initial Date of Deposit.

PER UNIT INFORMATION

                                                                                                                        1997<F1>
                                                                                                                        -----------
Net asset value per Unit at beginning of period........................................................................ $      9.75
                                                                                                                        ===========
Net asset value per Unit at end of period.............................................................................. $     11.94
                                                                                                                        ===========
Distributions to Unitholders of investment income including accrued dividends paid on Units redeemed (average Units
outstanding for entire period)......................................................................................... $      0.27
                                                                                                                        ===========
Distributions to Unitholders from Security  sale proceeds (average Units outstanding for entire period)................ $      0.54
                                                                                                                        ===========
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)........................... $      2.41
                                                                                                                        ===========
Distributions of investment income by frequency of payment.............................................................
 Semiannual............................................................................................................ $      0.13
Units outstanding at end of period.....................................................................................     557,222

----------

<F1>For the period from September 24, 1996 (date of deposit) through July 31, 1997.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc.
and the Unitholders of            Michigan Select Trust, Series 1 (Van Kampen
American Capital Equity Opportunity Trust, Series 42) :

We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Michigan Select Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 42) as of July 31, 1997 and the related statements of operations and changes in net assets for the period from September 24, 1996 (date of deposit) through July 31, 1997. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1997 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Michigan Select Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 42) as of July 31, 1997, and the related statements of operations and changes in net assets for the period from September 24, 1996 (date of deposit) through July 31, 1997, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
September 19, 1997

MICHIGAN SELECT TRUST, SERIES 1
Statements of Condition
July 31, 1997
                                                                                             Michigan
                                                                                               Select
                                                                                                Trust
                                                                                        -------------
Trust property
 Securities at market value, (cost $5,266,782) (note 1)................................ $   6,611,000
 Accumulated dividends.................................................................         4,977
 Receivable for securities sold........................................................        19,437
 Organizational costs..................................................................        19,582
                                                                                        $   6,654,996
                                                                                        =============
Liabilities and interest to Unitholders
 Cash overdraft........................................................................ $       3,026
 Interest to Unitholders...............................................................     6,651,970
                                                                                        $   6,654,996
                                                                                        =============
Analyses of Net Assets
Interest of Unitholders (557,222 Units of fractional undivided interest outstanding)
 Cost to original investors of 15,000 Units (note 1)................................... $   5,960,809
 Less initial underwriting commission (note 3).........................................       265,653
                                                                                        -------------
                                                                                            5,695,156
 Less redemption of 20,000 Units.......................................................       232,717
                                                                                        -------------
                                                                                            5,462,439
Undistributed net investment income
 Net investment income.................................................................        85,886
 Less distributions to Unitholders.....................................................       150,383
                                                                                        -------------
                                                                                             (64,497)
 Realized gain (loss) on Security sale.................................................       208,828
 Unrealized appreciation (depreciation) of Securities (note 2).........................     1,344,218
 Distributions to Unitholders of Security sale proceeds................................     (299,018)
 Net asset value to Unitholders........................................................ $   6,651,970
                                                                                        =============
Net asset value per Unit (557,222 Units outstanding)................................... $       11.94
                                                                                        =============

The accompanying notes are an integral part of these statements.

MICHIGAN SELECT TRUST, SERIES 1
Statements of Operations
Period from September 24, 1996 (date of deposit) through July 31, 1997
                                                                       1997
                                                                      -------------
Investment income
 Dividend income..................................................... $      95,741
Expenses
 Trustee fees and expenses...........................................         4,407
 Evaluator fees......................................................         1,097
 Organizational fees.................................................         4,351
                                                                      -------------
 Total expenses......................................................         9,855
                                                                      -------------
 Net investment income...............................................        85,886
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................       637,202
 Cost................................................................       428,374
                                                                      -------------
 Realized gain (loss)................................................       208,828
Net change in unrealized appreciation (depreciation) of Securities...     1,344,218
                                                                      -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......$   1,638,932
                                                                      =============

Statements of Changes in Net Assets
Period from September 24, 1996 (date of deposit) through July 31, 1997
                                                                               1997
                                                                              -------------
Increase (decrease) in net assets
Operations:
 Net investment income....................................................... $      85,886
 Realized gain (loss) on Securities sale or redemption.......................       208,828
 Net change in unrealized appreciation (depreciation) of Securities..........     1,344,218
                                                                              -------------
 Net increase (decrease) in net assets resulting from operations.............     1,638,932
Distributions to Unitholders from:
 Net investment income.......................................................     (150,383)
 Securities sale or redemption proceeds......................................     (299,018)
Redemption of Units                                                               (232,717)
                                                                              -------------
 Total increase (decrease)...................................................       956,814
Net asset value to Unitholders
 Beginning of period.........................................................       146,315
 Additional Securities purchased from proceeds of Unit Sales.................     5,548,841
                                                                              -------------
 End of period (including undistributed net investment income of $(64,497)... $   6,651,970
                                                                              =============

The accompanying notes are an integral part of these statements.

MICHIGAN SELECT TRUST, SERIES 1
PORTFOLIO as of July 31, 1997
                                                                                 Valuation of Securities
                                                                                 at
Number                                                                           July 31,
of                                                             Market Value      1997
Shares     Name of Issuer                                      Per Share         (Note 1)
---------- -------------------------------------------------- ----------------- ----------------------------
12,081     Arbor Drugs, Incorporated                          $         24.6250 $                    297,494
------------------------------------------------------------------------------------------------------------
9,574      Borders Group, Incorporated                                  25.5000                      244,137
------------------------------------------------------------------------------------------------------------
9,533      Champion Enterprises, Incorporated                           16.4375                      156,699
------------------------------------------------------------------------------------------------------------
6,363      Chrysler Corporation                                         37.1250                      236,226
------------------------------------------------------------------------------------------------------------
6,315      CMS Energy Corporation                                       37.0000                      233,655
------------------------------------------------------------------------------------------------------------
13,345     Core Industries, Incorporated                                25.0625                      334,459
------------------------------------------------------------------------------------------------------------
13,313     D & N Financial Corporation                                  19.0000                      252,947
------------------------------------------------------------------------------------------------------------
1,335      Dow Chemical Company                                         95.0000                      126,825
------------------------------------------------------------------------------------------------------------
6,691      DTE Energy Corporation                                       29.9375                      200,312
------------------------------------------------------------------------------------------------------------
8,036      Gentex Corporation                                           22.6250                      181,815
------------------------------------------------------------------------------------------------------------
6,823      Herman Miller, Incorporated                                  49.6250                      338,591
------------------------------------------------------------------------------------------------------------
9,028      Horizon Group, Incorporated                                  13.3125                      120,185
------------------------------------------------------------------------------------------------------------
19,011     Kmart Corporation                                            11.8750                      225,756
------------------------------------------------------------------------------------------------------------
4,358      Lear Corporation                                             47.8750                      208,639
------------------------------------------------------------------------------------------------------------
5,555      Masco Corporation                                            46.8750                      260,391
------------------------------------------------------------------------------------------------------------
13,272     Masco Tech, Inc.                                             21.3750                      283,689
------------------------------------------------------------------------------------------------------------
6,922      MCN Corporation                                              31.6875                      219,341
------------------------------------------------------------------------------------------------------------
7,113      Meadowbrook Insurance Group, Incorporated                    25.6250                      182,271
------------------------------------------------------------------------------------------------------------
22,517     Nematron Corporation                                          6.5000                      146,360
------------------------------------------------------------------------------------------------------------
6,941      Perceptron, Incorporated                                     32.6250                      226,450
------------------------------------------------------------------------------------------------------------
9,284      Professional Insurance Company Management Group              28.0000                      259,952
------------------------------------------------------------------------------------------------------------
17,102     Republic Bancorp, Incorporated                               15.1250                      258,668
------------------------------------------------------------------------------------------------------------
6,861      Stryker Corporation                                          39.0000                      267,579
------------------------------------------------------------------------------------------------------------
6,636      Sun Communities, Incorporated                                36.1875                      240,140
------------------------------------------------------------------------------------------------------------
7,939      TriMas Corporation                                           29.1875                      231,720
------------------------------------------------------------------------------------------------------------
14,745     Universal Forest Products, Incorporated                      14.6250                      215,646
------------------------------------------------------------------------------------------------------------
9,519      Walbro Corporation                                           21.7500                      207,038
------------------------------------------------------------------------------------------------------------
9,212      Wolverine World Wide, Incorporated                           27.3125                      251,603
------------------------------------------------------------------------------------------------------------
10,314     X-Rite, Incorporated                                         19.6250                      202,412
-----------                                                                     ----------------------------
279,738                                                                         $                  6,611,000
==========                                                                      ============================
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

MICHIGAN SELECT TRUST, SERIES 1
Notes to Financial Statements
July 31, 1997

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the closing sales price or, if no such price exists, or if the Equity Securities are not listed at the bid price thereof.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or, if not so listed, on the asked price. The cost was determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Organizational Costs - The Trust will bear all or a portion of its organizational costs, which will be deferred and amortized over the life of the Trust.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at July 31, 1997 is as follows:

                                 Michigan
                                   Select
                                    Trust
                            -------------
Unrealized Appreciation     $   1,514,468
Unrealized Depreciation         (170,250)
                            -------------
                            $   1,344,218
                            =============

NOTE 3 - OTHER

Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the Public Offering Price which is equivalent to 4.712% of the aggregate underlying value of the Securities and the maximum sales charge
of ($.20 per Unit) and were assessed a deferred sales charge.   Effective on
each September 24, commencing September 24, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%.

Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended July 31, 1997, 20,000 Units, were presented for redemption.

First of Michigan

Prospectus Part TwoMichigan Select Trust

The Fund. Michigan Select Trust (the "Trust" ) is a separate and distinct unit investment trust included in a series of the Van Kampen American Capital Equity Opportunity Trust (the "Fund" ). The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed portfolio of equity securities issued by companies based or headquartered in Michigan ("Equity Securities" or "
Securities" ). See "Trust Portfolio" . Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Information" in Part One and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

Attention Foreign Investors. If you are not a United States citizen or resident, distributions from the Trust will generally be subject to U.S. Federal withholding taxes; however, under certain circumstances treaties between the United States and other countries may reduce or eliminate such withholding tax. See "Federal Taxation." Such investors should consult their tax advisers regarding the imposition of U.S. withholding on distributions.

Objectives of the Trust. The objectives of the Trust are to provide the potential for capital appreciation and income by investing in a portfolio of equity securities of companies based or headquartered in Michigan. See " Objectives and Securities Selection." There is, of course, no guarantee that the objectives of the Trust will be achieved.

Public Offering Price. The Public Offering Price of the Units of the Trust includes the aggregate underlying value of the Securities in the Trust's portfolio, the sales charge described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. For sales charges in the secondary market, see "Public Offering." The minimum purchase is 200
Units (100 Units for a tax-sheltered retirement plan). See "Public
Offering" .

Dividend and Capital Distributions. Distributions of dividends and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "
Summary of Essential Financial Information" in Part One. Gross dividends received by the Trust will be distributed to Unitholders. Expenses of the Trust will be paid with proceeds from the sale of Securities. For the consequences of such sales, see "Federal Taxation" . Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the loss of the principal amount invested.

NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference

This prospectus is dated as of the date of the Prospectus Part One accompanying this Prospectus Part Two

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Secondary Market for Units. Although not obligated to do so, the Managing Underwriter intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in the Trust plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust.

Termination. Commencing on the Mandatory Termination Date Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 2,500 Units of the Trust, rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, together with surrendered certificates if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

Reinvestment Option. Unitholders have the opportunity to have their distributions reinvested into an open-end management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of the financial condition of the issuers, the general condition of the stock market and the economy, volatile interest rates and economic conditions in the state of Michigan. See "Risk Factors."

THE TRUST

--------------------------------------------------------------------------
Van Kampen American Capital Equity Opportunity Trust is comprised of separate and distinct unit investment trusts, including series of the Michigan Select Trust. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement" ), dated the
Initial Date of Deposit, among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, First of Michigan Corporation, as Supervisor, and The Bank of New York, as Trustee.

The Trust may be an appropriate medium for investors who desire to participate in a diversified portfolio of common stocks issued by companies based or headquartered in Michigan. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities.

On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Securities including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date, and Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Managing Underwriter, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION

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The objectives of the Trust are to provide the potential for capital appreciation and income. The portfolio is described under "Trust
Portfolio" and in "Portfolio" in Part One. The Securities were selected by First of Michigan Corporation, the Managing Underwriter and Supervisor. In selecting the Securities, the Managing Underwriter considered the following factors, among others: (a) diversification by industry and market capitalization, (b) valuation in terms of growth potential and other factors and (c) the relative standing of the issuer within its sector. The Trust is diversified by market capitalization, including both large, established companies and smaller, more entrepreneurial firms. The Trust also targets several industries including auto manufacturers, auto suppliers, basic materials, consumer products and services, financial services, insurance, manufacturing, medical technology, real estate investment trusts, retail, technology and utilities/energy.

The Managing Underwriter believes that Michigan is showing strong economic growth. The State has benefited from the revitalization of the automobile industry but there is much more to the State's economic strength than a single industry. Michigan has cut taxes approximately 20 times in the past five years, the unemployment rate has been below the national average for more than 2 1/2 years and Michigan's Gross Domestic Product growth has outpaced national averages for the last several years. The Trust seeks to benefit from this positive economic climate.

Michigan's unique business-friendly environment has helped attract, retain and strengthen companies across the State, from the Big Three automotive firms to smaller cutting-edge technology companies. Michigan's largest city, Detroit, appears to be showing signs of the beginning of new business development and growth. In addition to the three major auto manufacturers, more than 11,000 companies supply technology or parts to the auto industry. With more than 500 auto-related research and development facilities in Michigan, the Managing Underwriter believes that the State is likely to remain a business innovator. Michigan's business prominence also stretches much farther than the automobile industry. The State's growing leadership in healthcare, technology and financial services is apparent throughout the State. Fourteen of the Fortune 500 companies are headquartered in Michigan and five of the top 50 are Michigan companies. In addition, the strength of Michigan companies reaches outside of the State's borders and nearly 1,000 foreign-owned companies do business in the State.

General. An investor will be subject to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Federal Taxation" ). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

Investors should be aware that the Trust is not a "managed" fund, and as a result, the adverse financial condition of a company under extraordinary circumstances may result in its elimination from the portfolio (see "Trust Administration--Portfolio Administration" ). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Securities were selected by the Managing Underwriter prior to the Initial Date of Deposit. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

TRUST PORTFOLIO

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The Trust consists of Equity Securities which are primarily issued by companies based or headquartered in Michigan. All of the Equity Securities are listed on a national securities exchange, the NASDAQ National Market System or are traded in the over-the-counter market. Each of the Securities included in the portfolio were selected based upon those factors referred to under " Objectives and Securities Selection" above.

General. The Trust consists of (a) the Securities listed under "
Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will in most cases be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). See "Trust Administration--Portfolio
Administration." Equity Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Unitholders will be unable to dispose of any of the Equity Securities in the portfolio, as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor. In the absence of any such instructions by the Sponsor, the Trustee will vote such stocks so as to insure that the stocks are voted as closely as possible in the same manner and the same general proportion as are shares held by owners other than the Trust.

The Managing Underwriter will acquire the Securities for the Sponsor. The Managing Underwriter in its general securities business acts as agent or principal in connection with the purchase and sale of securities, including the Securities in the Trust, acts as a market maker in certain of the Securities and participates in underwriting syndicates for equity and debt securities, which may include the Securities. The Managing Underwriter may also, from time to time, issue reports on and make recommendations relating to securities, which may include the Securities. From time to time the Managing Underwriter may act as investment banker or an employee or affiliate may be a director of a company whose shares are included among the Securities; non-public information concerning such a company would not be disclosed to the Managing Underwriter or for the benefit of the Trust under such circumstances.

RISK FACTORS

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Equity Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in the portfolio may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit or at the time a Unitholder purchases Units.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

As described under "Trust Operating Expenses," all of the expenses of the Trust will be paid from the sale of Securities from the Trust. It is expected that such sales will be made at the end of the initial offering period and each month thereafter through termination of the Trust. Such sales will result in capital gains and losses and may be made at times and prices which adversely affect the Trust. For a discussion of the tax consequences of such sales, see "Federal Taxation."

The principal trading market for certain of the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Managing Underwriter or the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trust, will be adversely affected if trading markets for the Equity Securities are limited or absent.

In the opinion of the Managing Underwriter, certain of the Equity Securities included in the Trust which may have the highest potential for capital appreciation also from time to time may experience limited purchase or sale availability in the market place. In anticipation of this possibility, the Managing Underwriter may make a market in said Equity Securities to facilitate the creation of subsequent deposits for this Trust which may have an impact on the price at which Units are valued during the initial offering period. In addition, upon termination of the Trust, this potential limited daily trading volume may result in negative market price consequences for the Trust stemming from the liquidation of a significant amount of these Equity Securities. The Sponsor will attempt to mitigate these consequences with a longer liquidation period (not to exceed 30 days) for these Equity Securities at the Trust's termination than might be required for the other Equity Securities included in the Trust. However, these procedures may be insufficient or unsuccessful in avoiding such negative price consequences.

Michigan Risk Factors. Because all of the issuers of the Securities will be affected by economic factors in the state of Michigan, an investment in Units should be made with an understanding of risks affecting Michigan issuers. Investors should be aware that the economy of the state of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods. While the State's efforts to diversify its economy have proven successful, as reflected by the fact that the share of employment in the State in the durable goods sector has fallen from 33.1 percent in 1960 to 17 percent in 1994, durable goods manufacturing still represents a sizable portion of the State's economy. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy and on the revenues of the State and of the issuers of the Securities.

The State's economy could continue to be affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. Such actions could adversely affect certain of the issuers of the Securities and the financial impact on issuers in the areas in which plants are closed could be more severe.

Historically, the average monthly unemployment rate in the State has been higher than the average figures for the United States. However, for 1994, the average monthly unemployment rate in the State was 5.9% as compared to a national average of 6.1% and for 1995, the average monthly unemployment rate in the State was 5.3% as compared to a national average of 6.1%

There can be no assurance that any financial difficulties the State may experience will not adversely affect the market value or marketability of the Securities or the ability of the respective issuers to pay dividends.

FEDERAL TAXATION

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The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code" ). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinions, it is assumed that each Equity Security is equity for federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from the Trust asset when such income is considered to be received by the Trust.

2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of the deferred sales charge. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

3. Each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Equity Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Equity Security held by the Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Equity Securities. Unitholders should consult their own tax advisers with regard to calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" . A Unitholder's pro rata portion of dividends paid on such Equity Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Recognition of Taxable Gain or Loss Upon Disposition of Equity Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a Unit is acquired (i.e., the "trade date" ) is excluded for purposes of determining the holding period of the Unit. Generally, capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Net short-term capital gain is taxed at the same rates as ordinary income. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered " conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all Equity Securities represented by a Unit. The Taxpayer Relief Act of 1997 (the "1997 Tax Act" ) includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, off-setting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units" , under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Security held by the Trust.

Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder of his Units. The cost of the Units is allocated among the Equity Securities held in the Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by the Trust will be reduced to the extent dividends paid with respect to such Equity Security are received by the Trust which are not taxable as ordinary income as described above.

General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Equity Securities, the gross proceeds received by the Trust from the disposition of any Equity Security (resulting from redemption or the sale of any Equity Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders" ) with regard to federal and certain aspects of New
York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

TRUST OPERATING EXPENSES

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Compensation of Sponsor, Evaluator and Managing Underwriter. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, the Evaluator, which is a division of Van Kampen American Capital Investment Advisory Corp., shall receive the annual per Unit evaluation fee set forth under "Summary of Essential Financial Information" (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. The Managing Underwriter, in its capacity as Supervisor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Financial Information" (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for providing portfolio supervisory services for the Trust. Such fee may exceed the actual cost of providing such supervision services for this Trust, but at no time will the total amount paid to the Supervisor for providing supervision services to unit investment trusts for which First of Michigan Corporation is the principal underwriter in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. The foregoing fees are payable as described under " General" below. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and Managing Underwriter will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation."

Trustee's Fee. For its services the Trustee will receive the annual per Unit fee from the Trust set forth under "Summary of Essential Financial Information" (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable as described under "General" below. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

Miscellaneous Expenses. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over the life of the Trust. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders,
(f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) accrual of costs of liquidating securities and (h) expenditures incurred in contacting Unitholders upon termination of the Trust. The expenses set forth herein are payable as described under " General" below.

General. The fees and expenses of the Trust will accrue on a daily basis and will be charged to the Trust, in arrears, on a monthly basis as of the tenth day of each month. The fees and expenses are payable out of the Capital Account. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. It is expected that the balance in the Capital Account will be insufficient to provide for amounts payable by the Trust and that Equity Securities will be sold from the Trust to pay such amounts. These sales will result in capital gains or losses to Unitholders. See "Federal Taxation" .

PUBLIC OFFERING

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General. Units are offered at the Public Offering Price. The Public Offering
Price is based on the aggregate underlying value of the Securities in the Trust's portfolio, the sales charge described below, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The sales charge for secondary market transactions is described under "Summary of Essential Financial Information" in Part One and will be reduced by .5 of 1% annually to a minimum sales charge of 3.5%.

Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the total sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall also include the proportionate share of any cash held in the Income and Capital Accounts. This computation produced a gross underwriting profit equal to the total sales charge. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Securities in the Trust prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. After the close of business on the day before the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee, Sponsor or Managing Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. The Managing Underwriter currently does not intend to maintain a secondary market during the final seven months of the Trust's life.

The value of the Equity Securities is determined on each business day by the Evaluator in the following manner: if the Equity Securities are listed on a national securities exchange this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

Unit Distribution. Units will be distributed to the public by the Managing Underwriter, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

The Sponsor intends to qualify the Units for sale in a number of states.

To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 200 Units (100 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

Sponsor and Managing Underwriter Compensation. The Managing Underwriter will receive a gross sales commission equal to the total sales charge imposed on Units.

In addition, the Managing Underwriter realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Managing Underwriter and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Managing Underwriter may further realize additional profit or loss as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Managing Underwriter.

A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor and Managing Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Managing Underwriter's business and may be deemed to be a benefit to the Sponsor or Managing Underwriter, subject to the limitations of the Securities Exchange Act of 1934.

As stated under "Public Market" below, the Managing Underwriter intends to maintain a secondary market for Units of the Trust for the period indicated. In so maintaining a market, the Managing Underwriter will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

Public Market. Although it is not obligated to do so, the Managing Underwriter intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust. If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. It is the current intention of the Managing Underwriter not to maintain a market for Units during the final seven months of the Trust's life. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See " Rights of Unitholders--Redemption of Units." A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. Units sold prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of sale.

Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 100 Units.

RIGHTS OF UNITHOLDERS

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Units. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP" ) or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account of the Trust. Proceeds from the sale of Securities to meet redemptions of Units shall be segregated within the Capital Account from proceeds from the sale of Securities made to satisfy the fees, expenses and charges of the Trust.

The Trustee will distribute any income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units, or pay fees and expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses or charges of the Trust, will, however, be distributed on the twenty-fifth day of each month to holders of record on the tenth day of such month if the amount available for distribution equals or exceeds at least $0.01 per Unit. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the tenth day of each month, the Trustee will deduct from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses" ). The Trustee also may withdraw from the Income and Capital Accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

Reinvestment Option. Unitholders may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in Class A shares of certain Van Kampen American Capital or Morgan Stanley mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds" .

Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trust. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

After becoming a participant in a reinvestment plan, each distribution of income, capital gains and/or capital on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above. Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund.

A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate the reinvestment plan at any time.

Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust division office at 101 Barclay Street, 20th Floor, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

To the extent that Securities are sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts. On the Initial Date of Deposit, the Public Offering Price per Unit (which includes the sales charge) exceeded the values at which Units could have been redeemed by the amounts shown under "Summary of Essential Financial Information" in Part One. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Equity Securities trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued sales charges or expenses of the Trust. The Evaluator may determine the value of the Equity Securities in the Trust in the following manner: if the Equity Securities are listed on a national securities exchange this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION

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Managing Underwriter Purchases of Units. The Trustee shall notify the Managing
Underwriter of any tender of Units for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

Portfolio Administration. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trust will not be managed, the Trust Agreement does provide that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Therefore, except as stated under "Trust Portfolio"
 for failed securities and as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited. Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Equity Securities), unless held for reinvestment as herein provided, are credited to the Capital Account for distribution to Unitholders, to meet redemptions or to pay charges and expenses of the Trust.

As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

The Supervisor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Trust Units then outstanding or by the Trustee when the value of the Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in "Summary of Essential Financial Information" in Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under " Summary of Essential Financial Information" in Part One.

Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning 2,500 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 2,500 Units and those not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

The Sponsor will attempt to sell Securities as quickly as possible commencing on the Mandatory Termination Date without in the judgement of the Sponsor materially adversely affecting the market price of the Securities. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available on any particular day.

It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities; for highly liquid Securities, the Securities will generally be sold on the Mandatory Termination Date; for less liquid Securities, on each of the first two days subsequent to the Mandatory Termination Date, the amount of any underlying Securities will generally be sold at a price no less than 1/2 of one point under the closing sale price of those Securities on the preceding day. Thereafter, the Sponsor intends to sell without any price restrictions at least a portion of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the one month period following the Mandatory Termination Date.

Within 60 days of the final distribution Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Managing Underwriter. First of Michigan Corporation, a member of the New York Stock Exchange, is Michigan's largest full-service securities firm. Founded in 1933, First of Michigan Corporation specializes in a wide range of financial services that include investment banking; investment products such as stocks, bonds, unit trusts and mutual funds; and investment services such as retirement plans, money management, underwriting and trading. First of Michigan is a wholly owned subsidiary of Fahnstock Viner Holdings Corp.

Sponsor. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. Van Kampen American Capital Distributors, Inc. is primarily owned by Clayton, Dubilier & Rice, Inc., a New York-based private investment firm. Van Kampen American Capital Distributors, Inc. management owns a significant minority equity position. On June 21, 1996 VK/AC Holding, Inc., the indirect corporate parent of the Sponsor, entered into an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., pursuant to which MSAM Acquisition Inc. will be merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. will be the surviving corporation. MSAM Acquisition Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. Subject to a number of conditions being met, it is currently anticipated that a closing will occur in November of 1996. Thereafter, VK/AC Holding, Inc. and its affiliated entities, including the Sponsor, shall be part of the Morgan Stanley Group Inc. Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (708) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco, Seattle and Tampa. As of June 30, 1996 the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $123,020,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Managing Underwriter or the Trust. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Fund. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided" ).
The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

OTHER MATTERS

--------------------------------------------------------------------------
Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston and Strawn has acted as counsel for the Trustee.

Independent Certified Public Accountants. The financial statements included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Fund or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

TABLE OF CONTENTS

Title                                      Page

The Trust                                    3
Objectives and Securities Selection          4
Trust Portfolio                              5
Risk Factors                                 9
Federal Taxation                            10
Trust Operating Expenses                    14
Public Offering                             15
Rights of Unitholders                       17
Trust Administration                        20
Other Matters                               25

This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

PROSPECTUS

Part Two

MICHIGAN SELECT TRUST

Van Kampen American Capital Equity Opportunity Trust

NOTE: THIS PROSPECTUS MAY BE USEED ONLY WHEN ACCOMPANIED BY PART ONE.

Both parts of this Prospectus should be retained for future reference This prospectus is dated as of the date of the Prospectus
Part One accompanying this Prospectus Part Two

First of Michigan Corporation

100 Renaissance Center
26th Floor
Detroit, Michigan 48243



                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants


                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 42, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 20th day of November, 1997.

                         Van Kampen American Capital Equity Opportunity Trust, Series 42
                                                          (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                                                           (Depositor)

                         By Gina Costello
                            Assistant Secretary

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on November 20, 1997 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief           )
                        Executive Officer          )

William R. Molinari   President and Chief Operating)
                        Officer                    )

Ronald A. Nyberg      Executive Vice President and )
                        General Counsel            )

William R. Rybak      Senior Vice President and    )
                        Chief Financial Officer    )

Gina Costello                                      (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and the same are hereby incorporated herein by this reference.